Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information
Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2/5/2020	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	3/23/2020	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	3/23/2020	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	6/17/2022	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	7/21/2031	1.652%	Fixed
CB23	£400,000,000	1.9872000 C$/£	$794,880,000	7/20/2018	3 month £ Libor +0.28%	Floating
CB24	US$500,000,000	1.2986000 C$/US$	$649,300,000	7/23/2018	3 month USD LIBOR +0.30%	Floating
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	12/16/2020	0.500%	Fixed
CB26	US$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	10/14/2020	2.100%	Fixed
CB27	€ 410,500,000	1.4525000 C$/€	$596,234,800	12/15/2034	1.616%	Fixed
CB28	€ 100,000,000	1.5370000 C$/€	$153,700,000	1/14/2036	1.625%	Fixed
CB29	£350,000,000	1.8915000 C$/£	$662,025,000	3/11/2019	3 month £ Libor +0.50%	Floating
CB30	€ 1,500,000,000	1.4808000 C$/€	$2,221,200,000	3/11/2021	0.125%	Fixed
CB31	US$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	3/22/2021	2.300%	Fixed
CB32	$2,000,000,000	N/A	$2,000,000,000	4/26/2019	1.400%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	9/14/2021	3 month £ ICE Libor +0.40%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	12/22/2021	1.125%	Fixed
Total			$38,055,089,950
OSFI Covered Bond Limit			$45,734,076,480
Weighted average maturity of Outstanding Covered Bonds (months)				33.83
Weighted average remaining term of Loans in Cover Pool (months)				26.31

Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA
CB21		Aaa	AAA	AAA
CB22		Aaa	AAA	AAA
CB23		Aaa	AAA	AAA
CB24		Aaa	AAA	AAA
CB25		Aaa	AAA	AAA
CB26		Aaa	AAA	AAA
CB27		Aaa	AAA	AAA
CB28		Aaa	AAA	AAA
CB29		Aaa	AAA	AAA
CB30		Aaa	AAA	AAA
CB31		Aaa	AAA	AAA
CB32		Aaa	AAA	AAA
CB33		Aaa	AAA	AAA
CB34		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB19 and Series CB20 is Royal Bank of Canada.

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	A1	AA	AA
Subordinated Debt	Baa1	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Negative	Negative	Negative
Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)
A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action
i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A
ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A
iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+
(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A
iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)
v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A
(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$38,055,089,950

A = lower of (i) LTV Adjusted True Balance, and	$52,236,444,432	A (i)	$56,167,447,193
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$52,236,444,432
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$569,637,365
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$51,666,807,067

Valuation Calculation

Trading Value of Covered Bonds	$40,319,115,038

A = LTV Adjusted Present Value	$55,939,593,649	Weighted Average Effective Yield
		of Performing Eligible Loans:	3.03%
B = Principal Receipts	-
C = Cash Capital Contributions
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$55,939,593,649

Intercompany Loan Balance

Guarantee Loan	$41,141,748,554
Demand Loan	$15,006,766,748
Total	$56,148,515,302

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
July 31, 2017	$218,952	0.00%

Cover Pool Flow of Funds

	31-Jul-2017		30-Jun-2017
Cash Inflows
Principal Receipts	$1,271,305,778		$1,272,853,371
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$123,185,813		$134,109,800
Swap receipts	$107,549,002	(1)	$99,877,083	(2)
Cash Outflows
Swap payment	($123,185,813)	(1)	($134,109,800)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($107,333,904)	(1)	($99,677,329)	(2)
Intercompany Loan principal	($1,271,305,778)	(1)	($1,272,853,371)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$215,098		$199,754

(1) Cash settlement to occur on August 17, 2017
(2) Cash settlement occurred on July 17, 2017

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Cover Pool Summary Statistics

Previous Month Ending Balance	$57,451,638,748
Current Month Ending Balance	$56,180,114,017
Number of Mortgages in Pool	358,832
Average Mortgage Size	$156,564
Ten Largest Mortgages as a % of Current Month Ending Balance	0.05%
Number of Properties	275,121
Number of Borrowers	267,446
	Original	(1)	Indexed	(2)
Weighted Average LTV - Authorized	70.66%		54.74%
Weighted Average LTV - Drawn	61.17%		47.64%
Weighted Average LTV - Original Authorized	72.90%
Weighted Average Mortgage Rate	2.66%
Weighted Average Seasoning (Months)	26.18
Weighted Average Original Term (Months)	52.49
Weighted Average Remaining Term (Months)	26.31

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	358,042	99.78	$56,053,420,902	99.77
30 to 59 days past due	352	0.10	$57,758,978	0.10
60 to 89 days past due	114	0.03	$17,463,077	0.03
90 or more days past due	324	0.09	$51,471,061	0.09
Total	358,832	100.00	$56,180,114,017	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	43,040	11.99	$7,538,606,303	13.42
British Columbia	65,576	18.27	$12,941,531,720	23.04
Manitoba	14,379	4.01	$1,633,850,704	2.91
New Brunswick	6,745	1.88	$566,932,603	1.01
Newfoundland and Labrador	4,304	1.20	$516,482,007	0.92
Northwest Territories	36	0.01	$4,951,171	0.01
Nova Scotia	10,638	2.96	$1,054,285,448	1.88
Nunavut	2	0.00	$53,977	0.00
Ontario	146,362	40.79	$24,241,454,136	43.15
Prince Edward Island	1,326	0.37	$118,416,011	0.21
Quebec	53,688	14.96	$5,902,626,635	10.51
Saskatchewan	12,579	3.51	$1,633,979,009	2.91
Yukon	157	0.04	$26,944,294	0.05
Total	358,832	100.00	$56,180,114,017	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	218	0.06	$28,992,025	0.05
499 and below	1,001	0.28	$143,069,223	0.25
500 - 539	818	0.23	$119,321,717	0.21
540 - 559	655	0.18	$100,428,976	0.18
560 - 579	960	0.27	$142,674,228	0.25
580 - 599	1,352	0.38	$211,620,967	0.38
600 - 619	2,346	0.65	$388,888,554	0.69
620 - 639	3,858	1.08	$654,198,547	1.16
640 - 659	6,339	1.77	$1,076,586,600	1.92
660 - 679	10,036	2.80	$1,685,788,314	3.00
680 - 699	14,293	3.98	$2,396,454,260	4.27
700 - 719	18,074	5.04	$2,971,098,752	5.29
720 - 739	21,294	5.93	$3,530,276,739	6.28
740 - 759	22,933	6.39	$3,808,544,439	6.78
760 - 779	25,680	7.16	$4,281,897,754	7.62
780 - 799	30,087	8.38	$5,011,424,900	8.92
800 and above	198,888	55.43	$29,628,848,020	52.74
Total	358,832	100.00	$56,180,114,017	100.00

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	261,862	72.98	$39,246,089,563	69.86
Variable	96,970	27.02	$16,934,024,454	30.14
Total	358,832	100.00	$56,180,114,017	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	57,419	16.00	$10,924,527,952	19.45
Homeline Mortgage Segment	301,413	84.00	$45,255,586,065	80.55
Total	358,832	100.00	$56,180,114,017	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	30,320	8.45	$4,841,577,212	8.62
Owner Occupied	328,512	91.55	$51,338,536,805	91.38
Total	358,832	100.00	$56,180,114,017	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	1,029	0.29	$211,053,098	0.38
2.0000% - 2.4999%	120,236	33.51	$21,206,527,230	37.75
2.5000% - 2.9999%	182,958	50.99	$28,400,755,564	50.55
3.0000% - 3.4999%	34,093	9.50	$4,042,118,214	7.19
3.5000% - 3.9999%	15,205	4.24	$1,698,790,093	3.02
4.0000% - 4.4999%	2,184	0.61	$261,599,078	0.47
4.5000% - 4.9999%	996	0.28	$127,573,430	0.23
5.0000% - 5.4999%	208	0.06	$20,531,705	0.04
5.5000% - 5.9999%	71	0.02	$6,777,876	0.01
6.0000% - 6.4999%	38	0.01	$4,421,698	0.01
6.5000% - 6.9999%	26	0.01	$2,159,813	0.00
7.0000% and above	1,788	0.50	$197,806,217	0.35
Total	358,832	100.00	$56,180,114,017	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	87,707	24.44	$12,941,171,385	23.04
12.00 - 23.99	84,699	23.60	$12,950,716,738	23.05
24.00 - 35.99	86,394	24.08	$13,672,715,784	24.34
36.00 - 47.99	66,695	18.59	$11,024,043,917	19.62
48.00 - 59.99	30,255	8.43	$5,084,690,384	9.05
60.00 - 71.99	2,435	0.68	$406,161,555	0.72
72.00 - 83.99	366	0.10	$55,379,035	0.10
84.00 - 119.99	278	0.08	$44,611,591	0.08
120.00 and above	3	0.00	$623,628	0.00
Total	358,832	100.00	$56,180,114,017	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	65,771	18.33	$10,474,770,383	18.64
12.00 - 23.99	104,784	29.20	$16,732,956,878	29.78
24.00 - 35.99	79,931	22.28	$12,770,450,439	22.73
36.00 - 59.99	104,137	29.02	$15,737,943,628	28.01
60.00 and above	4,209	1.17	$463,992,690	0.83
Total	358,832	100.00	$56,180,114,017	100.00

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	153,559	42.79	$7,911,354,384	14.08
100,000 - 149,999	62,228	17.34	$7,716,845,673	13.74
150,000 - 199,999	47,414	13.21	$8,238,375,416	14.66
200,000 - 249,999	32,553	9.07	$7,275,353,925	12.95
250,000 - 299,999	21,533	6.00	$5,883,627,755	10.47
300,000 - 349,999	13,497	3.76	$4,359,783,157	7.76
350,000 - 399,999	8,738	2.44	$3,261,104,248	5.80
400,000 - 449,999	5,573	1.55	$2,359,995,338	4.20
450,000 - 499,999	3,698	1.03	$1,750,398,757	3.12
500,000 - 549,999	2,383	0.66	$1,247,333,167	2.22
550,000 - 599,999	1,711	0.48	$981,136,696	1.75
600,000 - 649,999	1,226	0.34	$765,181,477	1.36
650,000 - 699,999	875	0.24	$589,988,520	1.05
700,000 - 749,999	677	0.19	$490,149,667	0.87
750,000 - 799,999	553	0.15	$428,044,708	0.76
800,000 - 849,999	413	0.12	$340,479,699	0.61
850,000 - 899,999	381	0.11	$332,721,350	0.59
900,000 - 949,999	317	0.09	$293,051,258	0.52
950,000 - 999,999	229	0.06	$222,958,502	0.40
1,000,000 and above	1,274	0.36	$1,732,230,320	3.08
Total	358,832	100.00	$56,180,114,017	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	31,803	8.86	$4,746,195,622	8.45
Detached	291,366	81.20	$45,705,976,197	81.36
Duplex	4,595	1.28	$657,451,721	1.17
Fourplex	1,124	0.31	$203,398,850	0.36
Other	882	0.25	$132,619,288	0.24
Row (Townhouse)	15,260	4.25	$2,469,097,927	4.39
Semi-detached	12,666	3.53	$2,087,177,314	3.72
Triplex	1,136	0.32	$178,197,099	0.32
Total	358,832	100.00	$56,180,114,017	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	14,293	5.20	$927,594,844	1.65
20.01 - 25.00	5,728	2.08	$719,516,345	1.28
25.01 - 30.00	8,048	2.93	$1,178,083,042	2.10
30.01 - 35.00	13,188	4.79	$2,245,053,411	4.00
35.01 - 40.00	19,223	6.99	$3,633,980,507	6.47
40.01 - 45.00	25,199	9.16	$5,434,020,087	9.67
45.01 - 50.00	30,092	10.94	$6,755,152,393	12.02
50.01 - 55.00	38,820	14.11	$8,392,114,827	14.94
55.01 - 60.00	30,290	11.01	$6,738,216,607	11.99
60.01 - 65.00	29,136	10.59	$6,312,528,351	11.24
65.01 - 70.00	17,388	6.32	$3,860,432,847	6.87
70.01 - 75.00	15,038	5.47	$3,370,562,970	6.00
75.01 - 80.00	21,976	7.99	$5,004,196,269	8.91
> 80.00	6,702	2.44	$1,608,661,518	2.86
Total	275,121	100.00	$56,180,114,017	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	41,387	15.04	$3,224,036,925	5.74
20.01 - 25.00	15,857	5.76	$2,245,659,358	4.00
25.01 - 30.00	17,842	6.49	$3,027,483,641	5.39
30.01 - 35.00	20,560	7.47	$4,077,727,599	7.26
35.01 - 40.00	23,347	8.49	$5,202,653,955	9.26
40.01 - 45.00	25,113	9.13	$6,061,441,084	10.79
45.01 - 50.00	28,054	10.20	$6,961,469,993	12.39
50.01 - 55.00	26,880	9.77	$6,602,243,114	11.75
55.01 - 60.00	23,333	8.48	$5,622,229,944	10.01
60.01 - 65.00	17,903	6.51	$4,361,842,875	7.76
65.01 - 70.00	12,311	4.47	$3,069,377,066	5.46
70.01 - 75.00	11,750	4.27	$2,960,876,058	5.27
75.01 - 80.00	9,121	3.32	$2,335,785,509	4.16
> 80.00	1,663	0.60	$427,286,897	0.76
Total	275,121	100.00	$56,180,114,017	100.00

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$224,134,971	$491,217	$0	$32,830	$224,659,018
	20.01 - 25.00	$145,341,249	$493,282	$0	$296,807	$146,131,338
	25.01 - 30.00	$212,741,694	$106,699	$0	$151,815	$213,000,209
	30.01 - 35.00	$261,974,226	$258,120	$0	$653,555	$262,885,901
	35.01 - 40.00	$346,268,433	$121,290	$450,797	$525,663	$347,366,184
	40.01 - 45.00	$435,279,961	$725,330	$161,093	$3,296,252	$439,462,637
	45.01 - 50.00	$554,945,063	$498,342	$388,979	$2,866,913	$558,699,297
	50.01 - 55.00	$717,407,821	$942,099	$0	$900,512	$719,250,431
	55.01 - 60.00	$825,033,394	$604,762	$687,826	$2,085,040	$828,411,022
	60.01 - 65.00	$904,436,509	$1,400,036	$1,341,864	$2,244,931	$909,423,341
	65.01 - 70.00	$915,819,873	$675,425	$306,637	$2,800,309	$919,602,244
	70.01 - 75.00	$866,772,337	$1,305,626	$420,537	$1,303,427	$869,801,927
	75.01 - 80.00	$847,827,963	$1,228,298	$584,253	$2,326,066	$851,966,581
	> 80.00	$247,490,453	$0	$0	$455,721	$247,946,174
Total Alberta		$7,505,473,947	$8,850,526	$4,341,987	$19,939,842	$7,538,606,303

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$1,040,829,964	$931,559	$52,167	$48,193	$1,041,861,882
	20.01 - 25.00	$687,353,559	$731,280	$0	$0	$688,084,839
	25.01 - 30.00	$912,305,612	$264,629	$0	$383,987	$912,954,227
	30.01 - 35.00	$1,237,523,616	$2,058,263	$1,137,864	$512,995	$1,241,232,739
	35.01 - 40.00	$1,514,480,809	$2,063,912	$0	$396,205	$1,516,940,926
	40.01 - 45.00	$1,835,211,052	$3,316,100	$513,288	$462,342	$1,839,502,783
	45.01 - 50.00	$1,904,270,855	$1,769,744	$381,063	$3,430,632	$1,909,852,294
	50.01 - 55.00	$1,616,348,485	$1,347,192	$120,867	$1,545,335	$1,619,361,878
	55.01 - 60.00	$1,018,345,245	$845,518	$0	$587,921	$1,019,778,684
	60.01 - 65.00	$643,684,945	$1,435,990	$0	$0	$645,120,935
	65.01 - 70.00	$234,101,942	$370,219	$0	$0	$234,472,162
	70.01 - 75.00	$166,901,971	$0	$0	$0	$166,901,971
	75.01 - 80.00	$104,154,926	$0	$0	$0	$104,154,926
	> 80.00	$1,311,475	$0	$0	$0	$1,311,475
Total British Columbia		$12,916,824,456	$15,134,405	$2,205,249	$7,367,610	$12,941,531,720

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$48,804,143	$74,887	$10,494	$0	$48,889,524
	20.01 - 25.00	$32,796,700	$45,838	$0	$40,827	$32,883,365
	25.01 - 30.00	$45,464,016	$47,210	$0	$0	$45,511,226
	30.01 - 35.00	$56,447,542	$0	$63,821	$49,535	$56,560,898
	35.01 - 40.00	$76,717,084	$0	$0	$0	$76,717,084
	40.01 - 45.00	$94,760,667	$521,867	$0	$188,362	$95,470,896
	45.01 - 50.00	$137,685,924	$510,435	$632,111	$78,143	$138,906,612
	50.01 - 55.00	$168,624,370	$10,787	$0	$381,482	$169,016,639
	55.01 - 60.00	$195,102,384	$59,947	$0	$542,063	$195,704,394
	60.01 - 65.00	$191,210,663	$317,009	$0	$644,113	$192,171,785
	65.01 - 70.00	$195,353,144	$143,844	$377,106	$159,496	$196,033,590
	70.01 - 75.00	$235,522,017	$373,388	$328,289	$0	$236,223,694
	75.01 - 80.00	$143,593,752	$321,134	$104,902	$219,997	$144,239,784
	> 80.00	$5,521,214	$0	$0	$0	$5,521,214
Total Manitoba		$1,627,603,619	$2,426,346	$1,516,724	$2,304,016	$1,633,850,704

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$21,078,817	$0	$0	$0	$21,078,817
	20.01 - 25.00	$13,995,869	$0	$0	$36,256	$14,032,125
	25.01 - 30.00	$20,364,122	$48,937	$0	$0	$20,413,059
	30.01 - 35.00	$28,602,320	$44,079	$117,660	$168,232	$28,932,292
	35.01 - 40.00	$37,233,089	$36,917	$114,079	$127,444	$37,511,529
	40.01 - 45.00	$51,427,711	$0	$85,870	$61,520	$51,575,102
	45.01 - 50.00	$75,276,182	$126,660	$167,222	$272,029	$75,842,093
	50.01 - 55.00	$93,126,205	$7,362	$386,791	$270,683	$93,791,040
	55.01 - 60.00	$99,345,376	$0	$67,833	$425,666	$99,838,875
	60.01 - 65.00	$79,077,098	$418,536	$103,936	$148,651	$79,748,221
	65.01 - 70.00	$28,386,468	$107,378	$0	$0	$28,493,846
	70.01 - 75.00	$9,306,149	$0	$0	$0	$9,306,149
	75.01 - 80.00	$6,369,455	$0	$0	$0	$6,369,455
	> 80.00	$0	$0	$0	$0	$0
Total New Brunswick		$563,588,860	$789,869	$1,043,392	$1,510,482	$566,932,603

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$17,410,392	$0	$0	$0	$17,410,392
Labrador	20.01 - 25.00	$13,413,335	$0	$0	$0	$13,413,335
	25.01 - 30.00	$15,941,710	$0	$0	$0	$15,941,710
	30.01 - 35.00	$23,986,195	$0	$0	$22,951	$24,009,146
	35.01 - 40.00	$35,063,557	$0	$0	$0	$35,063,557
	40.01 - 45.00	$41,125,400	$0	$0	$0	$41,125,400
	45.01 - 50.00	$64,386,652	$0	$138,939	$0	$64,525,591
	50.01 - 55.00	$87,176,670	$0	$0	$174,314	$87,350,984
	55.01 - 60.00	$99,105,979	$0	$236,443	$0	$99,342,423
	60.01 - 65.00	$69,160,767	$302,495	$0	$0	$69,463,261
	65.01 - 70.00	$29,872,516	$0	$0	$0	$29,872,516
	70.01 - 75.00	$12,078,582	$0	$0	$0	$12,078,582
	75.01 - 80.00	$6,885,112	$0	$0	$0	$6,885,112
	> 80.00	$0	$0	$0	$0	$0
Total Newfoundland and Labrador		$515,606,865	$302,495	$375,383	$197,265	$516,482,007

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$524,962	$0	$0	$0	$524,962
Territories	20.01 - 25.00	$514,915	$0	$0	$0	$514,915
	25.01 - 30.00	$468,019	$0	$0	$0	$468,019
	30.01 - 35.00	$493,344	$0	$0	$0	$493,344
	35.01 - 40.00	$427,930	$0	$0	$0	$427,930
	40.01 - 45.00	$569,634	$0	$0	$224,726	$794,360
	45.01 - 50.00	$712,171	$0	$0	$0	$712,171
	50.01 - 55.00	$502,606	$0	$0	$0	$502,606
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$512,863	$0	$0	$0	$512,863
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$4,726,444	$0	$0	$224,726	$4,951,171

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$31,352,937	$0	$50,399	$97,003	$31,500,339
	20.01 - 25.00	$24,097,782	$0	$0	$0	$24,097,782
	25.01 - 30.00	$28,667,495	$0	$0	$0	$28,667,495
	30.01 - 35.00	$39,124,462	$0	$92,556	$0	$39,217,018
	35.01 - 40.00	$50,839,473	$275,098	$0	$220,756	$51,335,327
	40.01 - 45.00	$66,450,264	$65,523	$180,017	$429,898	$67,125,702
	45.01 - 50.00	$89,069,330	$147,095	$0	$508,670	$89,725,095
	50.01 - 55.00	$109,437,371	$190,244	$328,967	$368,774	$110,325,357
	55.01 - 60.00	$120,414,046	$462,950	$0	$169,351	$121,046,347
	60.01 - 65.00	$111,172,087	$0	$0	$0	$111,172,087
	65.01 - 70.00	$99,373,730	$386,914	$151,440	$162,763	$100,074,848
	70.01 - 75.00	$128,309,981	$0	$0	$0	$128,309,981
	75.01 - 80.00	$112,970,967	$81,090	$0	$0	$113,052,057
	> 80.00	$38,468,176	$0	$0	$167,836	$38,636,012
Total Nova Scotia		$1,049,748,103	$1,608,914	$803,379	$2,125,052	$1,054,285,448

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$53,977	$0	$0	$0	$53,977
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$53,977	$0	$0	$0	$53,977

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$1,610,422,519	$724,039	$75,596	$122,361	$1,611,344,515
	20.01 - 25.00	$1,155,015,685	$994,945	$0	$94,764	$1,156,105,393
	25.01 - 30.00	$1,558,278,474	$1,274,860	$208,370	$467,677	$1,560,229,380
	30.01 - 35.00	$2,137,672,169	$2,701,992	$425,950	$429,329	$2,141,229,440
	35.01 - 40.00	$2,755,208,631	$3,410,944	$459,038	$28,166	$2,759,106,779
	40.01 - 45.00	$3,029,390,639	$2,367,650	$669,724	$179,234	$3,032,607,247
	45.01 - 50.00	$3,455,080,501	$3,374,730	$1,007,659	$538,549	$3,460,001,439
	50.01 - 55.00	$2,976,696,280	$3,286,125	$686,538	$1,719,506	$2,982,388,448
	55.01 - 60.00	$2,318,042,019	$1,708,727	$820,661	$1,489,900	$2,322,061,307
	60.01 - 65.00	$1,510,283,009	$590,286	$161,356	$286,431	$1,511,321,081
	65.01 - 70.00	$811,278,847	$0	$518,295	$0	$811,797,142
	70.01 - 75.00	$589,451,776	$429,618	$431,159	$174,635	$590,487,189
	75.01 - 80.00	$298,125,913	$261,385	$0	$0	$298,387,298
	> 80.00	$4,387,476	$0	$0	$0	$4,387,476
Total Ontario		$24,209,333,939	$21,125,301	$5,464,346	$5,530,551	$24,241,454,136

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$5,190,962	$0	$0	$0	$5,190,962
Island	20.01 - 25.00	$3,789,008	$0	$0	$0	$3,789,008
	25.01 - 30.00	$5,478,824	$0	$0	$0	$5,478,824
	30.01 - 35.00	$6,033,153	$0	$0	$0	$6,033,153
	35.01 - 40.00	$8,694,094	$0	$0	$0	$8,694,094
	40.01 - 45.00	$9,300,357	$0	$0	$60,022	$9,360,379
	45.01 - 50.00	$16,442,563	$47,598	$34,626	$0	$16,524,787
	50.01 - 55.00	$20,349,225	$0	$0	$0	$20,349,225
	55.01 - 60.00	$19,714,439	$0	$0	$0	$19,714,439
	60.01 - 65.00	$13,545,384	$0	$0	$0	$13,545,384
	65.01 - 70.00	$6,128,741	$0	$0	$0	$6,128,741
	70.01 - 75.00	$2,068,294	$0	$0	$0	$2,068,294
	75.01 - 80.00	$1,538,720	$0	$0	$0	$1,538,720
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$118,273,765	$47,598	$34,626	$60,022	$118,416,011

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$166,347,860	$333,081	$0	$70,377	$166,751,318
	20.01 - 25.00	$117,837,361	$0	$54,653	$0	$117,892,014
	25.01 - 30.00	$158,714,223	$0	$0	$530,698	$159,244,921
	30.01 - 35.00	$198,914,234	$182,854	$58,029	$0	$199,155,116
	35.01 - 40.00	$254,943,152	$205,189	$0	$136,994	$255,285,335
	40.01 - 45.00	$330,266,508	$505,694	$0	$171,129	$330,943,331
	45.01 - 50.00	$405,085,745	$0	$0	$342,518	$405,428,264
	50.01 - 55.00	$489,161,290	$430,388	$277,667	$936,766	$490,806,111
	55.01 - 60.00	$611,029,038	$1,024,166	$259,015	$939,645	$613,251,864
	60.01 - 65.00	$643,480,819	$468,370	$243,829	$1,154,771	$645,347,789
	65.01 - 70.00	$678,685,934	$134,721	$0	$703,151	$679,523,805
	70.01 - 75.00	$916,767,691	$626,180	$326,226	$998,742	$918,718,839
	75.01 - 80.00	$789,098,192	$784,823	$0	$910,365	$790,793,381
	> 80.00	$129,286,302	$198,245	$0	$0	$129,484,547
Total Quebec		$5,889,618,350	$4,893,710	$1,219,420	$6,895,155	$5,902,626,635

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$53,746,416	$20,755	$0	$0	$53,767,171
	20.01 - 25.00	$46,606,177	$0	$0	$227,542	$46,833,719
	25.01 - 30.00	$64,378,171	$0	$0	$20,185	$64,398,356
	30.01 - 35.00	$75,526,676	$143,370	$0	$185,527	$75,855,573
	35.01 - 40.00	$112,728,428	$235,669	$74,252	$24,066	$113,062,415
	40.01 - 45.00	$149,906,805	$342,088	$0	$456,093	$150,704,986
	45.01 - 50.00	$232,666,162	$567,964	$67,649	$1,236,423	$234,538,198
	50.01 - 55.00	$301,388,479	$287,729	$165,036	$1,331,995	$303,173,240
	55.01 - 60.00	$299,091,732	$814,513	$0	$1,039,503	$300,945,749
	60.01 - 65.00	$181,393,630	$167,726	$0	$718,786	$182,280,142
	65.01 - 70.00	$62,813,982	$0	$151,634	$76,218	$63,041,834
	70.01 - 75.00	$26,979,431	$0	$0	$0	$26,979,431
	75.01 - 80.00	$18,398,195	$0	$0	$0	$18,398,195
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$1,625,624,284	$2,579,815	$458,571	$5,316,339	$1,633,979,009

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$1,058,025	$0	$0	$0	$1,058,025
	20.01 - 25.00	$1,881,525	$0	$0	$0	$1,881,525
	25.01 - 30.00	$1,176,213	$0	$0	$0	$1,176,213
	30.01 - 35.00	$2,069,002	$0	$0	$0	$2,069,002
	35.01 - 40.00	$1,142,796	$0	$0	$0	$1,142,796
	40.01 - 45.00	$2,768,261	$0	$0	$0	$2,768,261
	45.01 - 50.00	$6,714,152	$0	$0	$0	$6,714,152
	50.01 - 55.00	$5,927,155	$0	$0	$0	$5,927,155
	55.01 - 60.00	$2,134,840	$0	$0	$0	$2,134,840
	60.01 - 65.00	$1,735,987	$0	$0	$0	$1,735,987
	65.01 - 70.00	$336,338	$0	$0	$0	$336,338
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$26,944,294	$0	$0	$0	$26,944,294

Grand Total		$56,053,420,902	$57,758,978	$17,463,077	$51,471,061	$56,180,114,017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.40	0.00	0.00	0.00	0.40
	20.01 - 25.00	0.26	0.00	0.00	0.00	0.26
	25.01 - 30.00	0.38	0.00	0.00	0.00	0.38
	30.01 - 35.00	0.47	0.00	0.00	0.00	0.47
	35.01 - 40.00	0.62	0.00	0.00	0.00	0.62
	40.01 - 45.00	0.77	0.00	0.00	0.01	0.78
	45.01 - 50.00	0.99	0.00	0.00	0.01	0.99
	50.01 - 55.00	1.28	0.00	0.00	0.00	1.28
	55.01 - 60.00	1.47	0.00	0.00	0.00	1.47
	60.01 - 65.00	1.61	0.00	0.00	0.00	1.62
	65.01 - 70.00	1.63	0.00	0.00	0.00	1.64
	70.01 - 75.00	1.54	0.00	0.00	0.00	1.55
	75.01 - 80.00	1.51	0.00	0.00	0.00	1.52
	> 80.00	0.44	0.00	0.00	0.00	0.44
Total Alberta		13.36	0.02	0.01	0.04	13.42

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	1.85	0.00	0.00	0.00	1.85
	20.01 - 25.00	1.22	0.00	0.00	0.00	1.22
	25.01 - 30.00	1.62	0.00	0.00	0.00	1.63
	30.01 - 35.00	2.20	0.00	0.00	0.00	2.21
	35.01 - 40.00	2.70	0.00	0.00	0.00	2.70
	40.01 - 45.00	3.27	0.01	0.00	0.00	3.27
	45.01 - 50.00	3.39	0.00	0.00	0.01	3.40
	50.01 - 55.00	2.88	0.00	0.00	0.00	2.88
	55.01 - 60.00	1.81	0.00	0.00	0.00	1.82
	60.01 - 65.00	1.15	0.00	0.00	0.00	1.15
	65.01 - 70.00	0.42	0.00	0.00	0.00	0.42
	70.01 - 75.00	0.30	0.00	0.00	0.00	0.30
	75.01 - 80.00	0.19	0.00	0.00	0.00	0.19
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total British Columbia		22.99	0.03	0.00	0.01	23.04

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.09	0.00	0.00	0.00	0.09
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.10	0.00	0.00	0.00	0.10
	35.01 - 40.00	0.14	0.00	0.00	0.00	0.14
	40.01 - 45.00	0.17	0.00	0.00	0.00	0.17
	45.01 - 50.00	0.25	0.00	0.00	0.00	0.25
	50.01 - 55.00	0.30	0.00	0.00	0.00	0.30
	55.01 - 60.00	0.35	0.00	0.00	0.00	0.35
	60.01 - 65.00	0.34	0.00	0.00	0.00	0.34
	65.01 - 70.00	0.35	0.00	0.00	0.00	0.35
	70.01 - 75.00	0.42	0.00	0.00	0.00	0.42
	75.01 - 80.00	0.26	0.00	0.00	0.00	0.26
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Manitoba		2.90	0.00	0.00	0.00	2.91

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.04	0.00	0.00	0.00	0.04
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.09	0.00	0.00	0.00	0.09
	45.01 - 50.00	0.13	0.00	0.00	0.00	0.13
	50.01 - 55.00	0.17	0.00	0.00	0.00	0.17
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.14	0.00	0.00	0.00	0.14
	65.01 - 70.00	0.05	0.00	0.00	0.00	0.05
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		1.00	0.00	0.00	0.00	1.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.03	0.00	0.00	0.00	0.03
Labrador	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.11
	50.01 - 55.00	0.16	0.00	0.00	0.00	0.16
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.12	0.00	0.00	0.00	0.12
	65.01 - 70.00	0.05	0.00	0.00	0.00	0.05
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.92	0.00	0.00	0.00	0.92

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.01	0.00	0.00	0.00	0.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.07	0.00	0.00	0.00	0.07
	35.01 - 40.00	0.09	0.00	0.00	0.00	0.09
	40.01 - 45.00	0.12	0.00	0.00	0.00	0.12
	45.01 - 50.00	0.16	0.00	0.00	0.00	0.16
	50.01 - 55.00	0.19	0.00	0.00	0.00	0.20
	55.01 - 60.00	0.21	0.00	0.00	0.00	0.22
	60.01 - 65.00	0.20	0.00	0.00	0.00	0.20
	65.01 - 70.00	0.18	0.00	0.00	0.00	0.18
	70.01 - 75.00	0.23	0.00	0.00	0.00	0.23
	75.01 - 80.00	0.20	0.00	0.00	0.00	0.20
	> 80.00	0.07	0.00	0.00	0.00	0.07
Total Nova Scotia		1.87	0.00	0.00	0.00	1.88

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	2.87	0.00	0.00	0.00	2.87
	20.01 - 25.00	2.06	0.00	0.00	0.00	2.06
	25.01 - 30.00	2.77	0.00	0.00	0.00	2.78
	30.01 - 35.00	3.81	0.00	0.00	0.00	3.81
	35.01 - 40.00	4.90	0.01	0.00	0.00	4.91
	40.01 - 45.00	5.39	0.00	0.00	0.00	5.40
	45.01 - 50.00	6.15	0.01	0.00	0.00	6.16
	50.01 - 55.00	5.30	0.01	0.00	0.00	5.31
	55.01 - 60.00	4.13	0.00	0.00	0.00	4.13
	60.01 - 65.00	2.69	0.00	0.00	0.00	2.69
	65.01 - 70.00	1.44	0.00	0.00	0.00	1.44
	70.01 - 75.00	1.05	0.00	0.00	0.00	1.05
	75.01 - 80.00	0.53	0.00	0.00	0.00	0.53
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Ontario		43.09	0.04	0.01	0.01	43.15

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.04	0.00	0.00	0.00	0.04
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.21	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.30	0.00	0.00	0.00	0.30
	20.01 - 25.00	0.21	0.00	0.00	0.00	0.21
	25.01 - 30.00	0.28	0.00	0.00	0.00	0.28
	30.01 - 35.00	0.35	0.00	0.00	0.00	0.35
	35.01 - 40.00	0.45	0.00	0.00	0.00	0.45
	40.01 - 45.00	0.59	0.00	0.00	0.00	0.59
	45.01 - 50.00	0.72	0.00	0.00	0.00	0.72
	50.01 - 55.00	0.87	0.00	0.00	0.00	0.87
	55.01 - 60.00	1.09	0.00	0.00	0.00	1.09
	60.01 - 65.00	1.15	0.00	0.00	0.00	1.15
	65.01 - 70.00	1.21	0.00	0.00	0.00	1.21
	70.01 - 75.00	1.63	0.00	0.00	0.00	1.64
	75.01 - 80.00	1.40	0.00	0.00	0.00	1.41
	> 80.00	0.23	0.00	0.00	0.00	0.23
Total Quebec		10.48	0.01	0.00	0.01	10.51

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.10	0.00	0.00	0.00	0.10
	20.01 - 25.00	0.08	0.00	0.00	0.00	0.08
	25.01 - 30.00	0.11	0.00	0.00	0.00	0.11
	30.01 - 35.00	0.13	0.00	0.00	0.00	0.14
	35.01 - 40.00	0.20	0.00	0.00	0.00	0.20
	40.01 - 45.00	0.27	0.00	0.00	0.00	0.27
	45.01 - 50.00	0.41	0.00	0.00	0.00	0.42
	50.01 - 55.00	0.54	0.00	0.00	0.00	0.54
	55.01 - 60.00	0.53	0.00	0.00	0.00	0.54
	60.01 - 65.00	0.32	0.00	0.00	0.00	0.32
	65.01 - 70.00	0.11	0.00	0.00	0.00	0.11
	70.01 - 75.00	0.05	0.00	0.00	0.00	0.05
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.89	0.00	0.00	0.01	2.91

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.05	0.00	0.00	0.00	0.05

Grand Total		99.77	0.10	0.03	0.09	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$5,643,747	0.01
	499 and below	$9,308,335	0.02
	500 - 539	$1,931,432	0.00
	540 - 559	$1,932,483	0.00
	560 - 579	$3,710,004	0.01
	580 - 599	$5,025,611	0.01
	600 - 619	$6,643,261	0.01
	620 - 639	$11,882,833	0.02
	640 - 659	$19,659,716	0.03
	660 - 679	$37,493,491	0.07
	680 - 699	$49,758,018	0.09
	700 - 719	$74,677,174	0.13
	720 - 739	$86,970,633	0.15
	740 - 759	$119,271,301	0.21
	760 - 779	$154,185,658	0.27
	780 - 799	$217,579,379	0.39
	800 and above	$2,418,363,849	4.30
Total		$3,224,036,925	5.74

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$2,503,341	0.00
	499 and below	$5,815,452	0.01
	500 - 539	$1,269,425	0.00
	540 - 559	$1,407,111	0.00
	560 - 579	$2,613,578	0.00
	580 - 599	$4,440,867	0.01
	600 - 619	$5,610,852	0.01
	620 - 639	$9,826,260	0.02
	640 - 659	$18,518,573	0.03
	660 - 679	$24,306,610	0.04
	680 - 699	$39,957,526	0.07
	700 - 719	$59,264,089	0.11
	720 - 739	$74,662,266	0.13
	740 - 759	$98,334,746	0.18
	760 - 779	$129,421,427	0.23
	780 - 799	$171,146,216	0.30
	800 and above	$1,596,561,021	2.84
Total		$2,245,659,358	4.00

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$2,699,034	0.00
	499 and below	$9,596,148	0.02
	500 - 539	$3,021,859	0.01
	540 - 559	$2,571,926	0.00
	560 - 579	$4,061,358	0.01
	580 - 599	$7,128,622	0.01
	600 - 619	$9,944,990	0.02
	620 - 639	$15,072,739	0.03
	640 - 659	$25,076,821	0.04
	660 - 679	$48,881,136	0.09
	680 - 699	$73,850,261	0.13
	700 - 719	$89,105,084	0.16
	720 - 739	$126,996,052	0.23
	740 - 759	$143,635,781	0.26
	760 - 779	$182,858,669	0.33
	780 - 799	$237,694,873	0.42
	800 and above	$2,045,288,290	3.64
Total		$3,027,483,641	5.39

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$2,284,693	0.00
	499 and below	$8,940,636	0.02
	500 - 539	$6,479,635	0.01
	540 - 559	$6,714,633	0.01
	560 - 579	$6,205,270	0.01
	580 - 599	$9,203,064	0.02
	600 - 619	$15,790,182	0.03
	620 - 639	$24,864,711	0.04
	640 - 659	$51,914,081	0.09
	660 - 679	$70,701,905	0.13
	680 - 699	$107,447,867	0.19
	700 - 719	$155,253,211	0.28
	720 - 739	$205,522,184	0.37
	740 - 759	$218,851,888	0.39
	760 - 779	$262,077,371	0.47
	780 - 799	$327,550,733	0.58
	800 and above	$2,597,925,533	4.62
Total		$4,077,727,599	7.26

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$3,277,690	0.01
	499 and below	$13,046,907	0.02
	500 - 539	$6,350,042	0.01
	540 - 559	$6,539,978	0.01
	560 - 579	$10,112,000	0.02
	580 - 599	$15,470,193	0.03
	600 - 619	$25,942,477	0.05
	620 - 639	$52,065,732	0.09
	640 - 659	$75,151,610	0.13
	660 - 679	$107,205,252	0.19
	680 - 699	$170,912,172	0.30
	700 - 719	$237,397,213	0.42
	720 - 739	$262,822,538	0.47
	740 - 759	$313,601,467	0.56
	760 - 779	$343,523,453	0.61
	780 - 799	$470,436,435	0.84
	800 and above	$3,088,798,795	5.50
Total		$5,202,653,955	9.26

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$3,448,096	0.01
	499 and below	$15,606,099	0.03
	500 - 539	$9,451,883	0.02
	540 - 559	$9,369,207	0.02
	560 - 579	$16,049,108	0.03
	580 - 599	$21,893,829	0.04
	600 - 619	$31,488,998	0.06
	620 - 639	$66,136,018	0.12
	640 - 659	$103,847,720	0.18
	660 - 679	$149,297,064	0.27
	680 - 699	$223,418,159	0.40
	700 - 719	$273,972,970	0.49
	720 - 739	$334,930,563	0.60
	740 - 759	$382,508,690	0.68
	760 - 779	$448,817,393	0.80
	780 - 799	$538,336,361	0.96
	800 and above	$3,432,868,924	6.11
Total		$6,061,441,084	10.79

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$2,660,285	0.00
	499 and below	$21,499,643	0.04
	500 - 539	$17,745,720	0.03
	540 - 559	$15,877,724	0.03
	560 - 579	$18,956,527	0.03
	580 - 599	$28,957,667	0.05
	600 - 619	$54,232,891	0.10
	620 - 639	$91,118,000	0.16
	640 - 659	$139,297,252	0.25
	660 - 679	$217,565,762	0.39
	680 - 699	$296,434,463	0.53
	700 - 719	$341,680,338	0.61
	720 - 739	$437,823,304	0.78
	740 - 759	$492,212,643	0.88
	760 - 779	$575,920,920	1.03
	780 - 799	$647,132,605	1.15
	800 and above	$3,562,354,247	6.34
Total		$6,961,469,993	12.39

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$2,423,288	0.00
	499 and below	$18,916,052	0.03
	500 - 539	$17,359,795	0.03
	540 - 559	$14,249,177	0.03
	560 - 579	$15,737,867	0.03
	580 - 599	$30,635,858	0.05
	600 - 619	$68,403,628	0.12
	620 - 639	$89,369,936	0.16
	640 - 659	$139,196,005	0.25
	660 - 679	$222,983,993	0.40
	680 - 699	$321,844,020	0.57
	700 - 719	$403,168,218	0.72
	720 - 739	$466,142,898	0.83
	740 - 759	$488,107,037	0.87
	760 - 779	$539,444,781	0.96
	780 - 799	$638,916,076	1.14
	800 and above	$3,125,344,483	5.56
Total		$6,602,243,114	11.75

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$1,613,355	0.00
	499 and below	$13,485,355	0.02
	500 - 539	$16,825,990	0.03
	540 - 559	$15,180,142	0.03
	560 - 579	$18,959,407	0.03
	580 - 599	$27,882,061	0.05
	600 - 619	$42,236,858	0.08
	620 - 639	$78,035,586	0.14
	640 - 659	$145,592,284	0.26
	660 - 679	$212,191,370	0.38
	680 - 699	$315,154,461	0.56
	700 - 719	$362,144,139	0.64
	720 - 739	$429,281,238	0.76
	740 - 759	$449,293,127	0.80
	760 - 779	$485,929,900	0.86
	780 - 799	$514,195,170	0.92
	800 and above	$2,494,229,500	4.44
Total		$5,622,229,944	10.01

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$892,689	0.00
	499 and below	$9,175,095	0.02
	500 - 539	$12,588,557	0.02
	540 - 559	$9,761,099	0.02
	560 - 579	$12,453,752	0.02
	580 - 599	$20,091,623	0.04
	600 - 619	$43,354,848	0.08
	620 - 639	$70,061,408	0.12
	640 - 659	$114,848,046	0.20
	660 - 679	$190,157,915	0.34
	680 - 699	$255,088,523	0.45
	700 - 719	$322,406,546	0.57
	720 - 739	$357,536,946	0.64
	740 - 759	$356,140,684	0.63
	760 - 779	$393,411,227	0.70
	780 - 799	$415,331,192	0.74
	800 and above	$1,778,542,726	3.17
Total		$4,361,842,875	7.76

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$852,848	0.00
	499 and below	$6,559,850	0.01
	500 - 539	$8,598,603	0.02
	540 - 559	$4,913,794	0.01
	560 - 579	$10,826,185	0.02
	580 - 599	$11,241,928	0.02
	600 - 619	$28,375,705	0.05
	620 - 639	$42,543,128	0.08
	640 - 659	$73,456,598	0.13
	660 - 679	$117,375,450	0.21
	680 - 699	$167,259,788	0.30
	700 - 719	$194,770,683	0.35
	720 - 739	$230,916,427	0.41
	740 - 759	$218,634,580	0.39
	760 - 779	$258,769,825	0.46
	780 - 799	$293,445,500	0.52
	800 and above	$1,400,836,175	2.49
Total		$3,069,377,066	5.46

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$692,959	0.00
	499 and below	$5,533,811	0.01
	500 - 539	$9,433,055	0.02
	540 - 559	$6,266,901	0.01
	560 - 579	$11,432,654	0.02
	580 - 599	$12,647,838	0.02
	600 - 619	$26,498,429	0.05
	620 - 639	$50,836,231	0.09
	640 - 659	$81,117,532	0.14
	660 - 679	$117,397,195	0.21
	680 - 699	$162,110,273	0.29
	700 - 719	$205,159,072	0.37
	720 - 739	$244,360,229	0.43
	740 - 759	$238,197,996	0.42
	760 - 779	$255,662,028	0.46
	780 - 799	$283,508,915	0.50
	800 and above	$1,250,020,941	2.23
Total		$2,960,876,058	5.27

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$0	0.00
	499 and below	$4,573,762	0.01
	500 - 539	$7,114,844	0.01
	540 - 559	$4,568,819	0.01
	560 - 579	$8,694,776	0.02
	580 - 599	$13,548,310	0.02
	600 - 619	$25,385,817	0.05
	620 - 639	$44,094,068	0.08
	640 - 659	$72,580,531	0.13
	660 - 679	$139,546,834	0.25
	680 - 699	$164,188,985	0.29
	700 - 719	$204,013,827	0.36
	720 - 739	$221,242,765	0.39
	740 - 759	$240,303,696	0.43
	760 - 779	$215,336,055	0.38
	780 - 799	$222,743,960	0.40
	800 and above	$747,848,462	1.33
Total		$2,335,785,509	4.16

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
	Score Unavailable	$0	0.00
> 80.00	499 and below	$1,012,078	0.00
	500 - 539	$1,150,878	0.00
	540 - 559	$1,075,981	0.00
	560 - 579	$2,861,741	0.01
	580 - 599	$3,453,497	0.01
	600 - 619	$4,979,618	0.01
	620 - 639	$8,291,898	0.01
	640 - 659	$16,329,831	0.03
	660 - 679	$30,684,336	0.05
	680 - 699	$49,029,745	0.09
	700 - 719	$48,086,187	0.09
	720 - 739	$51,068,695	0.09
	740 - 759	$49,450,805	0.09
	760 - 779	$36,539,046	0.07
	780 - 799	$33,407,486	0.06
	800 and above	$89,865,075	0.16
Total		$427,286,897	0.76

Grand Total		$56,180,114,017	100.00

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report

Appendix

Housing Price Index Methodology
Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2017	Page 21 of 21